KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated September 18, 2020 to the Prospectuses dated May 1, 2020 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

The Prospectuses listed above issued by Kansas City Life Insurance Company (“we,” “us,” or “Kansas City Life") are amended as follows.

Effective September 25, 2020, the name of the American Century Variable Portfolios, Inc. fund “VP Income & Growth Fund” will change to “VP Disciplined Core Value Fund”. All information relating to “VP Income & Growth Fund” should be replaced with “VP Disciplined Core Value Fund.”

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.